Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Information on remuneration [Line Items]
Key management personnel compensation	€ 32,022,099	€ 32,835,987	€ 25,624,305
Number of members	13	13	13
Number of members throughout the period	15
Base salary/Base compensation
Information on remuneration [Line Items]
Key management personnel compensation	€ 9,362,765	€ 8,729,458	€ 9,528,279
Annual incentive
Information on remuneration [Line Items]
Key management personnel compensation	5,292,388	11,405,130	208,370
Performance share plans
Information on remuneration [Line Items]
Key management personnel compensation	12,673,614	7,272,815	11,242,581
Stock options
Information on remuneration [Line Items]
Key management personnel compensation	90,503	13,358
Restricted shares rights
Information on remuneration [Line Items]
Key management personnel compensation	999,374	1,907,511	1,191,529
Pension allowances
Information on remuneration [Line Items]
Key management personnel compensation	1,197,695	1,346,937	1,949,204
Pension scheme costs
Information on remuneration [Line Items]
Key management personnel compensation	269,092	260,554	288,179
Other compensation³
Information on remuneration [Line Items]
Key management personnel compensation	€ 2,136,668	€ 1,900,224	€ 1,216,163